Total
Barrett Opportunity Fund
Fund Summary – BARRETT OPPORTUNITY FUND
Investment Objectives
Barrett Opportunity Fund (the “Fund”) seeks to achieve above average long-term capital appreciation.
Current income is a secondary objective.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Barrett Opportunity Fund Barrett Opportunity Fund Retail Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Barrett Opportunity Fund Barrett Opportunity Fund Retail Class
Management Fees	0.65%
Distribution (12b-1) Fees	none
Shareholder service fee	0.25%
All other expenses	0.33%
Other Expenses	0.58%	[1]
Total Annual Fund Operating Expenses	1.23%
Fee Waivers and/or Expense Reimbursements	(0.24%)	[2]
Total Annual Fund Operating Expenses	0.99%	[2]
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least November 30, 2025, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99%, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

●	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; and

●	Your investment has a 5% return each year and the Fund’s operating expenses remain the same, taking into account the expense cap in year one.

Although your actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares) would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Barrett Opportunity Fund | Barrett Opportunity Fund Retail Class | USD ($)	101	367	653	1,467

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may generate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is the successor to the Barrett Opportunity Fund, Inc. (the “Predecessor Fund”) which was reorganized into the Fund after the close of business on November 17, 2023. The Predecessor Fund’s portfolio turnover rate for the fiscal year ended August 31, 2023 was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to holders of the Fund’s shares.

The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stock such as convertible preferred stock or convertible debt securities.

The Fund may invest without limit in securities of issuers located in the United States, as well as other securities that are publicly traded in the United States, including sponsored American Depositary Receipts.

The Fund may also invest without limit in fixed-income securities (including up to 5% of its net assets in fixed-income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories (i.e., below investment grade securities, commonly referred to as “junk bonds”)) or unrated securities determined by the Adviser (as defined below) to be of equivalent quality.

The Fund is non-diversified.

Principal Risks
Performance

The Fund acquired the assets of the Barrett Opportunity Fund, Inc., as of the close of business on November 17, 2023 (the “Predecessor Fund”). The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and since inception for the Fund (including performance of the Predecessor Fund, as described above), compared with those of an unmanaged index of securities.

Updated performance information is available by calling the Fund at 800-392-2673 or by visiting the Fund’s website at www.barrettasset.com/barrettopportunity/.

Barrett Opportunity Fund Retail Class - Calendar Year Total Returns as of December 31%

Best quarter:	6/30/2020	16.98%
Worst quarter:	3/31/2020	-24.44%
The Predecessor Fund’s calendar year-to-date return as of August 31, 2023 was 10.13%.
AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2022
Average Annual Total Returns - Barrett Opportunity Fund		Label	1 Year	5 Years	10 Years
Barrett Opportunity Fund Retail Class		Return Before Taxes	(6.30%)	6.33%	9.47%
Barrett Opportunity Fund Retail Class | After Taxes on Distributions	[1]		(8.92%)	3.72%	6.67%
Barrett Opportunity Fund Retail Class | After Taxes on Distributions and Sales			(1.85%)	4.68%	7.13%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)			(7.81%)	7.35%	10.62%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Barrett Opportunity Fund | Risk Is Inherent In All Investing [Member]

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Barrett Opportunity Fund | Stock Market And Equity Securities Risk [Member]

Stock market and equity securities risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions, which are difficult to predict accurately. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Barrett Opportunity Fund | Issuer Risk [Member]

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to events such as (but not limited to) disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small- and medium-capitalization companies have generally gone up or down more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established than large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Barrett Opportunity Fund | Medium Capitalization Company Risk [Member]

Medium capitalization company risk. The medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Medium-sized companies may be more thinly-traded than larger, more established companies. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.

Barrett Opportunity Fund | Large Capitalization Company Risk [Member]

Large capitalization company risk. Historically, the prices of securities of small- and medium-capitalization companies have generally fluctuated more than those of large capitalization companies because, among other things, small- and medium-capitalization companies may be more sensitive to changing economic conditions and tend to be less established, however, large capitalization companies may fall out of favor with investors.

Barrett Opportunity Fund | Foreign Investments Risk [Member]

Foreign investments risk. The Fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the Fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting, legal and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses. Income earned on foreign securities may be subject to foreign withholding taxes.

Barrett Opportunity Fund | Portfolio Selection Risk [Member]

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Barrett Opportunity Fund | Value Investing Risk [Member]

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries. Accordingly, the Fund’s performance may be disproportionately affected by the poor performance of a certain industry.

Barrett Opportunity Fund | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

Barrett Opportunity Fund | Recent Market Events Risk [Member]

Recent market events risk. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Barrett Opportunity Fund | Non Diversification Risk [Member]

Non-diversification risk. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the Fund invests its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers.

Barrett Opportunity Fund | General Market Risk [Member]

General market risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issues in a different country or region. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of that company. As a result of this volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market problems may have adverse effects on the Fund.

Barrett Opportunity Fund | Cybersecurity Risk [Member]

Cybersecurity risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Barrett Opportunity Fund | Risk Of Increase In Expenses [Member]

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual Fund Operating Expenses” under “Fees and Expenses of the Fund” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. Additionally, a higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.

Barrett Opportunity Fund | Net Unrealized Appreciation [Member]

Net unrealized appreciation. The Fund is expected to have a substantial amount of net unrealized appreciation upon the reorganization of the Predecessor Fund. Subject to market conditions and Fund performance, the Adviser anticipates that, in managing the Fund’s investment portfolio in pursuit of the Fund’s investment objectives, a moderate portion of the Fund’s current built-in long-term capital gains will be realized gradually in each of the next several years. If these long-term capital gains are realized as anticipated, this will result in an increase in the Fund’s annual distributions of net capital gains and, accordingly, will generally result in taxable distributions to shareholders (other than certain shareholders that are exempt from tax on such income). Under normal market conditions, the Adviser currently expects, but does not guarantee, that no more than 15% of the total amount of the Fund’s current built-in long-term capital gains will be realized in any one year. This expectation may change over the course of the year for a variety of reasons including, but not limited to, individual holdings, market events and changes in tax laws. See “Dividends, Distributions and Taxes.”

These risks are discussed in more detail later in this Prospectus and in the Statement of Additional Information (the “SAI”).